Guarantor Financial Statements GUARANTOR AND NON GUARANTOR SUBSIDIARIES - CONSOLIDATING BALANCE SHEETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and equivalents	$ 51,026		$ 45,261		$ 156,481	$ 121,369
Trade receivables, less allowances	285,151		266,555
Other receivables, net	65,109		66,804
Inventories	220,041		238,279
Prepaid expenses	40,814		43,177
Due from affiliates	0		0
Other current assets	18,335		44,597
Total current assets	680,476		704,673
Property, plant and equipment, net	395,299		369,687
Investments and other assets, net	81,528		132,233
Trademarks	426,085		449,085
Goodwill	18,095		176,584		176,584
Other intangible assets, net	96,279		105,697
Investments in affiliates	0		0
Total assets	1,697,762		1,937,959		2,067,146
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	65,008	[1]	16,774	[1]
Accounts payable	274,624		251,572
Accrued liabilities	140,700		114,979
Due to affiliates	0		0
Total current liabilities	480,332		383,325
Long-term debt, net of current portion	540,517		555,705
Accrued pension and other employee benefits	75,144		76,903
Deferred gain - sale of shipping fleet	20,204		34,553
Deferred tax liabilities	111,628		43,248
Other liabilities	99,535		44,155
Total liabilities	1,327,360		1,137,889
Commitments and contingencies	0		0
Total shareholders' equity	370,402		800,070		739,988	660,303
Total liabilities and shareholders' equity	1,697,762		1,937,959
Parent Company [Member]
ASSETS
Cash and equivalents	2,601		0		0	0
Trade receivables, less allowances	0		0
Other receivables, net	359		0
Inventories	0		0
Prepaid expenses	628		266
Due from affiliates	93,502		190,015
Other current assets	0		0
Total current assets	97,090		190,281
Property, plant and equipment, net	0		0
Investments and other assets, net	18,919		23,332
Trademarks	0		0
Goodwill	0		0
Other intangible assets, net	0		0
Investments in affiliates	1,316,926		1,571,302
Total assets	1,432,935		1,784,915
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	0		0
Accounts payable	1,809		835
Accrued liabilities	13,554		14,519
Due to affiliates	762,957		690,185
Total current liabilities	778,320		705,539
Long-term debt, net of current portion	259,520		249,805
Accrued pension and other employee benefits	13,317		20,410
Deferred gain - sale of shipping fleet	0		0
Deferred tax liabilities	115		115
Other liabilities	11,261		8,976
Total liabilities	1,062,533		984,845
Commitments and contingencies	0		0
Total shareholders' equity	370,402		800,070
Total liabilities and shareholders' equity	1,432,935		1,784,915
Subsidiary Issuer [Member]
ASSETS
Cash and equivalents	12,704		8,772		99,016	40,673
Trade receivables, less allowances	43,847		37,183
Other receivables, net	1,275		391
Inventories	10,033		5,812
Prepaid expenses	3,922		4,589
Due from affiliates	1,683,425		1,391,647
Other current assets	1,636		35,842
Total current assets	1,756,842		1,484,236
Property, plant and equipment, net	24,885		17,646
Investments and other assets, net	20,542		96,807
Trademarks	208,085		208,085
Goodwill	0		0
Other intangible assets, net	0		0
Investments in affiliates	976,368		1,221,689
Total assets	2,986,722		3,028,463
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	64,749		16,500
Accounts payable	9,620		7,679
Accrued liabilities	41,114		4,594
Due to affiliates	1,178,596		1,045,460
Total current liabilities	1,294,079		1,074,233
Long-term debt, net of current portion	280,500		305,250
Accrued pension and other employee benefits	8,149		8,553
Deferred gain - sale of shipping fleet	0		0
Deferred tax liabilities	79,488		66,931
Other liabilities	7,580		2,194
Total liabilities	1,669,796		1,457,161
Commitments and contingencies	0		0
Total shareholders' equity	1,316,926		1,571,302
Total liabilities and shareholders' equity	2,986,722		3,028,463
Guarantor Subsidiaries [Member]
ASSETS
Cash and equivalents	0		0		0	801
Trade receivables, less allowances	56,551		64,565
Other receivables, net	6,033		11,464
Inventories	40,313		36,637
Prepaid expenses	8,982		11,468
Due from affiliates	1,011,067		745,199
Other current assets	17,257		9,565
Total current assets	1,140,203		878,898
Property, plant and equipment, net	201,702		184,975
Investments and other assets, net	4,484		17,057
Trademarks	38,500		61,500
Goodwill	18,095		175,200
Other intangible assets, net	96,195		105,589
Investments in affiliates	3,162		2,233
Total assets	1,502,341		1,425,452
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	206		145
Accounts payable	80,466		77,029
Accrued liabilities	55,382		50,056
Due to affiliates	906,288		673,379
Total current liabilities	1,042,342		800,609
Long-term debt, net of current portion	488		586
Accrued pension and other employee benefits	0		0
Deferred gain - sale of shipping fleet	0		0
Deferred tax liabilities	39,302		56,498
Other liabilities	43,680		24,624
Total liabilities	1,125,812		882,317
Commitments and contingencies	0		0
Total shareholders' equity	376,529		543,135
Total liabilities and shareholders' equity	1,502,341		1,425,452
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and equivalents	35,721		36,489		57,465	79,895
Trade receivables, less allowances	184,753		164,807
Other receivables, net	57,442		54,949
Inventories	169,695		195,830
Prepaid expenses	27,282		26,854
Due from affiliates	368,329		387,019
Other current assets	9,365		0
Total current assets	852,587		865,948
Property, plant and equipment, net	168,712		167,066
Investments and other assets, net	50,716		82,481
Trademarks	179,500		179,500
Goodwill	0		1,384
Other intangible assets, net	84		108
Investments in affiliates	0		0
Total assets	1,251,599		1,296,487
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	53		129
Accounts payable	182,729		166,029
Accrued liabilities	40,573		46,620
Due to affiliates	308,482		304,856
Total current liabilities	531,837		517,634
Long-term debt, net of current portion	9		64
Accrued pension and other employee benefits	53,678		47,940
Deferred gain - sale of shipping fleet	20,204		34,553
Deferred tax liabilities	5,856		7,148
Other liabilities	37,014		8,361
Total liabilities	648,598		615,700
Commitments and contingencies	0		0
Total shareholders' equity	603,001		680,787
Total liabilities and shareholders' equity	1,251,599		1,296,487
Consolidation, Eliminations [Member]
ASSETS
Cash and equivalents	0		0		0	0
Trade receivables, less allowances	0		0
Other receivables, net	0		0
Inventories	0		0
Prepaid expenses	0		0
Due from affiliates	(3,156,323)		(2,713,880)
Other current assets	(9,923)		(810)
Total current assets	(3,166,246)		(2,714,690)
Property, plant and equipment, net	0		0
Investments and other assets, net	(13,133)		(87,444)
Trademarks	0		0
Goodwill	0		0
Other intangible assets, net	0		0
Investments in affiliates	(2,296,456)		(2,795,224)
Total assets	(5,475,835)		(5,597,358)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	0		0
Accounts payable	0		0
Accrued liabilities	(9,923)		(810)
Due to affiliates	(3,156,323)		(2,713,880)
Total current liabilities	(3,166,246)		(2,714,690)
Long-term debt, net of current portion	0		0
Accrued pension and other employee benefits	0		0
Deferred gain - sale of shipping fleet	0		0
Deferred tax liabilities	(13,133)		(87,444)
Other liabilities	0		0
Total liabilities	(3,179,379)		(2,802,134)
Commitments and contingencies	0		0
Total shareholders' equity	(2,296,456)		(2,795,224)
Total liabilities and shareholders' equity	$ (5,475,835)		$ (5,597,358)

[1]	Credit facilities and other subsidiary debt may be traded on the secondary loan market, and the fair value of the Term Loan is based on either the last available trading price, if recent, or trading prices of comparable debt (Level 3). See also Note 12 for discussion of fair value.